Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Continuing operations:
Revenues	$ 1,001,426	$ 0
Cost of sales	991,286	0
Gross profit	10,140	0
Operating expenses:
General and administrative expenses	7,991,319	273,875
Total operating expenses	7,991,319	273,875
Loss from continuing operations	(7,981,179)	(273,875)
Other income/(expenses):
Interest expenses	(288,554)	0
Interest income	158	0
Loss on investment	(612,527)	0
Loss on disposal of subsidiaries	(8,068,807)	0
Total other income/(expenses), net	(8,969,730)	0
Loss from continuing operations before income taxes	(16,950,909)	(273,875)
Income tax expense	748	0
Net loss from continuing operation	(16,951,657)	(273,875)
Discontinued operations:
Loss from discontinued operations before income taxes	(71,552)	(513,982)
Income tax expense	0	14,171
Loss from discontinued operations, net of tax	(71,552)	(528,153)
Net loss	(17,023,209)	(802,028)
Net income/(loss) attributable to non-controlling interests	704	(5,227)
Net loss attributable to ZK International Group Co., Ltd.	(17,023,913)	(796,801)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,481,532	(1,115,725)
Total comprehensive loss	(15,541,677)	(1,917,753)
Comprehensive income attributable to non-controlling interests	5,800	1,688
Comprehensive loss attributable to ZK International Group Co., Ltd.	$ (15,547,477)	$ (1,919,441)
Basic and diluted loss per share
Basic from continuing operation (in Dollars per share)	$ (0.89)	$ (0.05)
Basic from discontinuing operation (in Dollars per share)	(0.004)	(0.09)
Diluted from continuing operation (in Dollars per share)	(0.89)	(0.05)
Diluted from discontinuing operation (in Dollars per share)	$ (0.004)	$ (0.09)
Weighted average number of shares outstanding
Basic from continuing operation (in Shares)	19,133,792	5,232,469
Basic from discontinuing operation (in Shares)	19,133,792	5,232,469
Diluted from continuing operation (in Shares)	19,133,792	5,232,469
Diluted from discontinuing operation (in Shares)	19,133,792	5,232,469